Prepaid Expenses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses
Professional fees	$ 0	$ 4,800
Other	14,918	0
Transfer agent fees	18,413	17,004
Total prepaid expenses	$ 37,832	$ 21,804